STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING REVENUES	$ 2,261.1	$ 2,259.2	$ 2,196.9
COST OF SALES	897.6	880.1	865.0
OPERATING EXPENSES
Other operation and maintenance	470.7	469.0	428.5
Depreciation and amortization	280.9	316.4	299.9
Taxes other than income	84.8	84.0	87.1
Total operating expenses	836.4	869.4	815.5
OPERATING INCOME	527.1	509.7	516.4
OTHER INCOME (EXPENSE)
Allowance for equity funds used during construction	39.7	14.2	8.3
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	(15.4)	(0.8)	(16.0)
Other income	36.6	16.4	13.3
Other expense	(2.3)	(2.9)	(1.6)
Net other income	58.6	26.9	4.0
INTEREST EXPENSE
Interest on long-term debt	151.9	141.7	146.8
Allowance for borrowed funds used during construction	(18.0)	(7.5)	(4.2)
Interest on short-term debt and other interest charges	4.5	3.9	4.1
Interest expense	138.4	138.1	146.7
INCOME BEFORE TAXES	447.3	398.5	373.7
INCOME TAX EXPENSE	141.8	114.4	104.8
NET INCOME	305.5	284.1	268.9
Other comprehensive income (loss), net of tax	0.0	0.0	0.0
COMPREHENSIVE INCOME	$ 305.5	$ 284.1	$ 268.9